Restructuring (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring [Abstract]
Net Restructuring Expense by Division [text block table]
Net restructuring expense by division
in € m.	2021	2020	2019
Corporate Bank	42	28	137
Investment Bank	47	14	169
Private Bank	173	413	125
Asset Management	2	22	29
Capital Release Unit	(2)	5	143
Corporate & Other	(0)	3	41
Total Net Restructuring Charges	261	485	644

Net Restructuring by Type [text block table]
Net restructuring by type
in € m.	2021	2020	2019
Restructuring – Staff related	241	479	641
thereof:
Termination Benefits	224	441	476
Retention Acceleration	16	36	156
Social Security	1	1	9
Restructuring – Non Staff related	21	6	2
Total Net Restructuring Charges	261	485	644

Organizational Changes [text block table]
Organizational changes
Full-time equivalent staff	2021	2020	2019
Corporate Bank	228	303	138
Investment Bank	149	100	626
Private Bank	776	630	731
Asset Management	10	48	136
Capital Release Unit	13	69	514
Infrastructure	186	297	419
Total full-time equivalent staff	1,362	1,447	2,564